STOCKHOLDERS' EQUITY (Details Textual) - USD ($)		12 Months Ended
	Jun. 10, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,090,000
Ordinary price per share on date of grant	$ 0.60
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 1	20.00%
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 2	80.00%
Stock based compensation		$ 0	$ 1,056
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.30
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Jun. 10, 2015
Common Stock, Shares Authorized		100,000,000	100,000,000
Common Stock, Par Or Stated Value Per Share		$ 0.001	$ 0.001
Common Stock, Shares, Issued		10,950,000	10,950,000
Common Stock, Shares, Outstanding		10,950,000	10,950,000